Average Annual Total Returns - Summitry Equity Fund [Default Label]		12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 01, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Before Taxes
Average Annual Return, Percent		25.43%	13.57%	10.84%
S&P 500 Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	14.53%	13.10%
After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		22.98%	11.59%	8.91%
After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		16.90%	10.52%	8.34%